Taxation (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation (Details) [Line Items]
Unified corporate income tax rate	25.00%
Preferential tax rate	15.00%
Preferential tax rate extension period	3 years
Net operating loss carryforwards (in Dollars)		$ 134,896	$ 100,986	$ 61,257
Minimum [Member]
Taxation (Details) [Line Items]
Statutory income tax rate			15.00%
Carry-over period		5 years
Net operating loss carryforwards expiration year		2027
Maximum [Member]
Taxation (Details) [Line Items]
Statutory income tax rate			25.00%
Carry-over period		10 years
Net operating loss carryforwards expiration year		2031
HONG KONG
Taxation (Details) [Line Items]
Statutory income tax rate		16.50%
Shenzhen Ucloudlink Technology Limited [Member]
Taxation (Details) [Line Items]
Preferential tax rate		15.00%		15.00%
Preferential tax rate extension period				3 years